SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Maturities of Convertible Promissory Notes – In July 2011, the Company sold $700,000 of convertible promissory notes in a private placement transaction to three accredited investors. On April 30, 2012, such convertible promissory notes reached their maturity date. The holders of $200,000 of this debt elected to convert their notes with all accrued interest thereon into common stock of the Company resulting in the issuance of 368,227 shares of common stock. The Company agreed with the holder of the other maturing note, a director of the Company, to extend the original maturity date of his note to May 31, 2012, without any penalty to either the note holder or the Company.

NOTE 17 – SUBSEQUENT EVENTS

In February, 2012, the Company sold an additional $2,600,000 of Secured Notes and warrants in the final closing of the September Offering (see NOTE 14 – PRIVATE PLACEMENTS), bringing the total amount raised in the September Offering to $6,600,000.

In February, 2012, two stockholders holding a total of 206,667 shares of AbTech Industries Series A Preferred Stock elected to convert such shares into 1,321,908 shares of ABHD common stock in accordance with the terms of the Merger Agreement (see Note 12 – REVERSE ACQUISITION TRANSACTION).